Changes In Warrants Stock Options And Capital Increase (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Warrants and stock options granted	€ 92	€ 140	€ 367
Capital increase	€ 1,219	€ 6,219	€ 5,671